Fair Value Measurements - Financial Instruments at Fair Value (Details) - Mortgages - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value | BOA Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	$ 357,417	$ 369,343
Fair Value | BOA/KeyBank Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	263,840	264,101	$ 0
Fair Value | AIG Loan II | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	120,651	122,258	0
Fair Value | AIG Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	103,110	101,663	108,032
Fair Value | Midland Mortgage Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	98,077	99,318
Fair Value | Samsonite Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	21,418	22,103	22,440
Fair Value | HealthSpring Mortgage Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	20,621	20,868
Fair Value | Pepsi Bottling Ventures | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	19,054	0
Fair Value | Highway 94 loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	14,663	15,101	15,601
Fair Value | Emporia Partners Mortgage Loan | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	1,780	2,105
Carrying Value | BOA Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	375,000	375,000
Carrying Value | BOA/KeyBank Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	250,000	250,000	0
Carrying Value | AIG Loan II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	126,970	126,970	0
Carrying Value | AIG Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	104,352	105,762	107,562
Carrying Value | Midland Mortgage Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	98,687	100,249
Carrying Value | Samsonite Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	20,418	21,154	22,085
Carrying Value | HealthSpring Mortgage Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	20,340	20,723
Carrying Value | Pepsi Bottling Ventures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	18,677	0
Carrying Value | Highway 94 loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	14,922	15,610	$ 16,497
Carrying Value | Emporia Partners Mortgage Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of mortgage loans	$ 1,749	$ 2,104